VISIO 2020-1 DEPOSITOR LLC ABS-15G/A

Exhibit 99.17

Exception Grades - DS-137343
Run Date - 7/8/2020 6:13:20 AM
AMC Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Follow-up Comments	Cleared Date	Waived Date	Exception Level Grade	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Fitch Overall Initial Loan Grade	Fitch Overall Final Loan Grade	Fitch Credit Initial Loan Grade	Fitch Credit Final Loan Grade	Fitch Compliance Initial Loan Grade	Fitch Compliance Final Loan Grade	Fitch Property Initial Loan Grade	Fitch Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable?	Alternate Loan ID	15e Category
900713990	xxxx		900718354	1431224-4364	03/18/2016	Credit	Credit	Miscellaneous	Credit Exception:	Missing tax returns for guarantor and borrowing entity			Provided in trailing docs	03/28/2016		1	xxxx	xx	Investment	Refinance Cash-out - Other		A	A	A	A			A	A	N/A				Credit
900714026	xxxx		900718390	1431237-4364	03/18/2016	Credit	Credit	Miscellaneous	Credit Exception:	Missing tax return for guarantor and borrowing entity.			Provided in trailing docs	03/28/2016		1	xxxx	xx	Investment	Refinance Rate/Term		A	A	A	A			A	A	N/A				Credit
900714011	xxxx		900718375	1431247-4364	03/18/2016	Credit	Credit	Miscellaneous	Credit Exception:	Missing tax returns for guarantor and borrowing entity			Provided in trailing docs	03/28/2016		1	xxxx	xx	Investment	Refinance Rate/Term		A	A	A	A			A	A	N/A				Credit